Other operating expenses (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other expense by nature [Abstract]
Turnover tax	$ 524,719,983	$ 419,942,618	$ 582,934,196
Loss on initial recognition of loans bearing below market interest rate	112,481,960	34,961,531	33,433,520
Contributions to the Deposits Guarantee Fund (Note 41)	23,871,317	14,383,350	16,409,043
Others provisions	15,366,596	61,222,919	59,455,607
Damage claims	14,057,172	5,449,311	7,289,360
Adjustment for restatement of dividends in constant currency	3,294,680	16,381,760	0
Loss from sale or impairment of investment properties and other non-financial assets	1,022,274	49,445,726	682,681
Other operating expenses	73,182,216	44,340,154	52,060,723
TOTAL	$ 767,996,198	$ 646,127,369	$ 752,265,130